PROPERTY, PLANT AND EQUIPMENT - Disclosure of property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 1,286,001	$ 1,029,240
Net additions	401,294	205,291
Cariboo acquisition	126,194	115,579
Deemed disposition	(13,342)	0
Depletion and amortization	79,734	68,740
Disposals	(6,223)	(1,199)
Foreign exchange translation	48,208	(8,042)
Ending balance	1,770,102	1,286,001
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,033,251	1,725,611
Net additions	407,518	206,341
Cariboo acquisition	126,194	115,579
Deemed disposition	(13,342)
Changes in rehabilitation cost asset	1,481	12,673
Disposals	(44,658)	(18,911)
Foreign exchange translation	48,208	(8,042)
Transfers between categories	0	0
Ending balance	2,558,652	2,033,251
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(747,250)	(696,371)
Depletion and amortization	79,734	68,740
Disposals	(38,434)	(17,861)
Ending balance	(788,550)	(747,250)
Property acquisition costs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	113,413
Ending balance	121,187	113,413
Property acquisition costs [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	113,413	115,442
Net additions	0	0
Cariboo acquisition	0	0
Deemed disposition	0
Changes in rehabilitation cost asset	0	0
Disposals	0	0
Foreign exchange translation	7,774	(2,029)
Transfers between categories	0	0
Ending balance	121,187	113,413
Property acquisition costs [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depletion and amortization	0	0
Disposals	0	0
Ending balance	0	0
Mineral properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	457,336
Ending balance	511,585	457,336
Mineral properties [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	808,392	661,268
Net additions	63,581	102,346
Cariboo acquisition	55,763	34,520
Deemed disposition	(12,838)
Changes in rehabilitation cost asset	1,481	12,673
Disposals	0	0
Foreign exchange translation	12,586	(2,415)
Transfers between categories	0	0
Ending balance	928,965	808,392
Mineral properties [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(351,056)	(337,048)
Depletion and amortization	66,324	14,008
Disposals	0	0
Ending balance	(417,380)	(351,056)
Plant and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	511,528
Ending balance	711,579	511,528
Plant and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	907,722	803,183
Net additions	34,351	31,305
Cariboo acquisition	65,197	75,686
Deemed disposition	(504)
Changes in rehabilitation cost asset	0	0
Disposals	(44,658)	(18,911)
Foreign exchange translation	1,056	(1,516)
Transfers between categories	119,585	17,975
Ending balance	1,082,749	907,722
Plant and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(396,194)	(359,323)
Depletion and amortization	13,410	54,732
Disposals	(38,434)	(17,861)
Ending balance	(371,170)	(396,194)
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	203,724
Ending balance	425,751	203,724
Construction in progress [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	203,724	145,718
Net additions	309,586	72,690
Cariboo acquisition	5,234	5,373
Deemed disposition	0
Changes in rehabilitation cost asset	0	0
Disposals	0	0
Foreign exchange translation	26,792	(2,082)
Transfers between categories	(119,585)	(17,975)
Ending balance	425,751	203,724
Construction in progress [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Depletion and amortization	0	0
Disposals	0	0
Ending balance	$ 0	$ 0